Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Operating Income And Expenses
Schedule of Other operating income and expenses
Thousand of reais	2022	2021	2020

Other operating income	885,774	914,084	792,639
Other operating expense	(1,238,328)	(1,559,663)	(1,237,133)
Contributions to fund guarantee of credit - FGC	(488,448)	(473,801)	(428,016)
Total	(841,002)	(1,119,380)	(872,510)